Employee benefit obligations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Employee benefit obligations.
Re-measurement gain on employee benefit obligations	$ 24	$ 1	$ 52	$ 16
Increase (decrease) in benefit liability (asset) resulting from re-measurement	(83)	12	(147)	(38)
Increase (decrease) resulting from decrease in assets valuation	$ (59)	$ 13	$ (95)	$ (22)